Share Capital and Employee Compensation Plans - Dividends (Details) - $ / shares	Feb. 19, 2025	Nov. 05, 2024	Aug. 07, 2024	May 08, 2024	Feb. 21, 2024	Nov. 07, 2023	Aug. 09, 2023	Mar. 24, 2023	Feb. 22, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividends (dollars per share)		$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10
Major ordinary share transactions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividends (dollars per share)	$ 0.10